Property, plant & equipment - Income Statement Impact (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant & equipment
Depreciation expense	€ (3,191)	€ (3,296)	€ (3,306)
Interest income (expense) on lease liabilities.	(365)	(325)	304
(Expenses) / Income related to short-term leases/ low-value assets/ variable lease payments	€ (901)	€ (689)	€ 645